Expenses by nature and function (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ (78,469)	R$ (73,368)	R$ (92,282)
Nature [Member] | Raw Materials Other Inputs [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(58,447)	(54,602)	(73,182)
Nature [Member] | Personnel Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,143)	(3,599)	(3,223)
Nature [Member] | Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(3,115)	(3,094)	(3,412)
Nature [Member] | Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,950)	(5,206)	(4,733)
Nature [Member] | Freights [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,165)	(4,134)	(4,035)
Nature [Member] | Idle Industrial Plants [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(624)	(503)	(414)
Nature [Member] | Alagoas Geological Event [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,123)	(2,193)	(1,520)
Nature [Member] | Other Incomes [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	978	1,769	507
Nature [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,880)	(1,806)	(2,270)
Function [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(78,469)	(73,368)	(92,282)
Function [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(3,048)	(2,735)	(2,344)
Function [Member] | Cost Of Products Sold [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(71,414)	(67,548)	(85,161)
Function [Member] | Selling And Distribution [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,991)	(1,916)	(2,108)
Function [Member] | Loss For Impairment Of Trade Accounts Receivable And Others From Clients [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	108	(83)	(38)
Function [Member] | General And Administrative [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,639)	(2,472)	(2,764)
Function [Member] | Research And Development [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(463)	(383)	(374)
Function [Member] | Others Income [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ 978	R$ 1,769	R$ 507